SIGNIFICANT ACCOUNTING POLICIES (Changes in the Liability for Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Product warranty period	12 months
Balance	$ 255	$ 248	$ 229
Provision for warranties issued during the year	288	130	316
Reduction for payments and costs to satisfy claims	(401)	(123)	(297)
Balance	$ 142	$ 255	$ 248